GMACM Home Equity Loan Trust 2007-HE1
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1

Cut-Off Period Date                                       11/30/07
Determination Date                                        12/18/07
Record Date - Class A-1                                   12/24/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5  11/30/07
Payment Date                                              12/26/07
Actual Days in Accrual Period (30/360)                          30
Accrual Period (30/360)                                         30

Servicing Certificate
Beginning Pool Balance                            1,026,831,441.30
Beginning PFA                                                 0.00
Ending Pool Balance                               1,009,969,998.95
Ending PFA Balance                                               -
Principal Collections                                15,421,681.25
Principal Draws                                                  -
Net Principal Collections                            15,421,681.25

Active Loan Count                                           19,403

Net Interest Collections                              7,014,826.21

Weighted Average Net Loan Rate                            8.20381%
Weighted Average Net WAC Rate                             8.05626%
Substitution Adjustment Amount                                0.00

Excess Spread                                         2,387,698.72


                                                        Beginning          Ending
Term Notes                                               Balance           Balance         Factor       Principal      Interest
Class A-1                                             501,714,207.91   483,904,827.94     0.7142507  17,809,379.97  2,060,686.59
Class A-2                                             136,300,000.00   136,300,000.00     1.0000000           0.00    638,451.92
Class A-3                                             129,600,000.00   129,600,000.00     1.0000000           0.00    623,484.00
Class A-4                                             123,871,000.00   123,871,000.00     1.0000000           0.00    614,400.16
Class A-5                                             118,600,000.00   118,600,000.00     1.0000000           0.00    563,844.17
Certificates                                           -                    -               -             -                 0.00


CONTINUED...
                                                        Interest                 Percentage
Term Notes                                             Shortfalls        Interest          Coupon
Class A-1                                                  0.00            48.77%           4.9288%
Class A-2                                                  0.00            13.74%           5.6210%
Class A-3                                                  0.00            13.06%           5.7730%
Class A-4                                                  0.00            12.48%           5.9520%
Class A-5                                                  0.00            11.95%           5.7050%
Certificates                                                  -                -                 -


Beginning Overcollateralization Amount               16,746,233.39
Overcollateralization Amount Increase (Decrease)        947,937.62
Outstanding Overcollateralization Amount             17,694,171.01
Target Overcollateralization Amount                  23,886,290.64

Credit Enhancement Draw Amount                                0.00
Unreimbursed Credit Enhancer Prior Draws                      0.00


                                                                            Number          Percent               Foreclosure
                                                           Balance         of Loans        of Balance        Units        Dollars
Delinquent Loans (30 Days)*                           8,537,997.79           155              0.85%             0               -
Delinquent Loans (60 Days)*                           3,264,321.01            60              0.32%             0               -
Delinquent Loans (90 Days)*                           3,069,529.71            40              0.30%             1       350,990.79
Delinquent Loans (120 Days)*                          1,888,857.88            26              0.19%             2       149,487.69
Delinquent Loans (150 Days)*                          1,692,461.21            24              0.17%             1        56,771.33
Delinquent Loans (180+ Days)*                           983,582.04            13              0.10%             5       312,156.38
REO                                                              -             0              0.00%
Foreclosures                                            869,406.19             9              0.09%
Bankruptcies                                          1,518,846.76            26              0.15%


CONTINUED...                                                      Bankruptcy                           REO
Delinquent Loans (30 Days)*                               Units             Dollars           Units          Dollars
Delinquent Loans (60 Days)*                                2              83,344.09              0              -
Delinquent Loans (90 Days)*                                1              24,946.89              0              -
Delinquent Loans (120 Days)*                               2              86,654.35              0              -
Delinquent Loans (150 Days)*                               1              89,754.01              0              -
Delinquent Loans (180+ Days)*                              2             246,565.99              0              -
REO                                                        1              59,000.00              0              -
Foreclosures
Bankruptcies

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.


                                                                                                  Percent of
                                                                      Liquidation To-Date     Cut-Off Date Principal Balance
Beginning Cumulative Loss Amount                                              1,190,121.30
Current Month Loss Amount                                                     1,439,761.10
Current Month Recoveries                                                          2,319.62
                                                                  -------------------------
Ending Cumulative Loss Amount                                                 2,627,562.78         0.22157%

Liquidation Loss Amount Distributed to Noteholders                            1,439,761.10

                                                                   Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount                                  841.14
Current Month Net Principal Recovery Amount                                       2,319.62
                                                                  -------------------------
Ending Cumulative Net Principal Recovery Amount                                   3,160.76

                                                                       Special Hazard                 Fraud       Bankruptcy
Beginning Amount                                                                      0.00             0.00          0.00
Current Month Loss Amount                                                             0.00             0.00          0.00
Ending Amount                                                                            -                -             -

Extraordinary Event Losses                                                            0.00
Excess Loss Amounts                                                                   0.00

Current Month Repurchases Units                                                          0
Current Month Repurchases ($)                                                         0.00
Loans repurchased pursuant to Section 3.15 (a) of the Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall                                  0.00


Capitalized Interest Account
Beginning Balance                                                                     0.00
Withdraw relating to Collection Period                                                0.00
Interest Earned (Zero, Paid to Funding Account)                                       0.00
                                                                  -------------------------
Ending Capitalized Interest Account Balance as of Payment Date                        0.00
Interest earned for Collection Period                                                 0.00
Interest withdrawn related to prior Collection Period                                 0.00

Prefunding Account
Beginning Balance                                                                     0.00
Additional Purchases during Revolving Period                                          0.00
Balance in Pre-Funding Account due to Noteholders                                     0.00
Excess of Draws over Principal Collections                                            0.00
                                                                  -------------------------
Total Ending Balance as of Payment Date                                               0.00
Interest earned for Collection Period                                                 0.00
Interest withdrawn related to prior Collection Period                                 0.00

Cash Flows Received
Principal Collections                                                        15,421,681.25
Interest Collections                                                          7,440,053.02
Servicer Advances                                                                     0.00
Pre-Funding Account remaining balance withdrawn                                       0.00
Capital Interest Account withdrawal                                                   0.00
Reinvestment Income                                                                   0.00
Substitution Adjustment Amount                                                        0.00
Recovery Amounts                                                                  2,619.62
                                                                  -------------------------
Total Cash Flows Received                                                    22,864,353.89

Cash Flows Distributed
Principal Distribution                                                       17,809,379.97
Interest Distribution                                                         4,500,866.84
Residual Amount - Certificates                                                        0.00
Servicer Advances - Reimbursement                                                     0.00
GMACM Service Fee                                                               427,846.43
GMACM Recovery Fee                                                                    0.00
Credit Enhancer Fee - MBIA                                                      126,260.65
                                                                  -------------------------
Total Cash Flows Distributed                                                 22,864,353.89

Net Cash Flows Remaining                                                              0.00

Yield Maintenance

Yield Maintenance Event - Class A-1                                                     NO
Hedge Payment Class A-1                                                               0.00
Hedge Shortfall Amount - Class A-1                                                    0.00

Trigger Analysis

Rolling 3 Month Delinquency Percentage                                               1.02%
Rolling 3 Month Delinquency Required Percentage                                      3.75%

Aggregate Liquidation Percentage                                                     0.22%
Aggregate Liquidation Required Percentage                                            1.50%

Servicing Termination Event                                                             No

Rolling 3 Month Delinquency Percentage                                               1.02%
Rolling 3 Month Delinquency Required Percentage                                      3.25%

Aggregate Liquidation Percentage                                                     0.22%
Aggregate Liquidation Required Percentage                                            1.00%

Servicing Trigger Event                                                                 No

Rolling Six-Month Annualized Liquidation Loss Percentage                             0.07%
Maximum Loss Amount                                                                  1.50%

Servicing Default                                                                       No

Step Down Date                                                                          No

Step Up Date - Class A-4                                                                No
Step Up Date - Class A-5                                                                No